Information by business segment and by geographic area - Number of segments (Details)	12 Months Ended
Dec. 31, 2017 segment item
Information by business segment and by geographic area
Number of reportable segments | segment	5
Fertilizers
Information by business segment and by geographic area
Number of major groups of nutrients | item	3